Short-Term Borrowings And Long-Term Debt (Schedule Of Long-Term Debt) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
Total long-term debt principal	¥ 3,938,445	¥ 4,167,171
Less-Deferred bond discounts	(510)	(388)
Long-term debt	3,937,935	4,166,783
Less-Current portion	(703,304)	(656,963)
Total long-term debt	3,234,631	3,509,820
Debt Denominated In Japanese Yen
Debt Instrument [Line Items]
Total long-term debt principal	3,632,244	3,977,343
Debt Denominated In Japanese Yen | 0.21% - 2.06% coupon bonds due 2013 - 2031
Debt Instrument [Line Items]
Total long-term debt principal	1,887,207	2,114,079
Debt Denominated In Japanese Yen | 0.42% floating rate bond due 2022
Debt Instrument [Line Items]
Total long-term debt principal	100	100
Debt Denominated In Japanese Yen | 1.82% (weighted average) loans due 2014 -2029
Debt Instrument [Line Items]
Total long-term debt principal	23,115	38,545
Debt Denominated In Japanese Yen | 1.30% (weighted average) loans due 2013 -2032
Debt Instrument [Line Items]
Total long-term debt principal	1,635,348	1,737,031
Debt Denominated In Japanese Yen | 0.44% (weighted average) floating rate loans due 2013 - 2022
Debt Instrument [Line Items]
Total long-term debt principal	86,474	87,588
Debt Denominated In Foreign Currencies
Debt Instrument [Line Items]
Total long-term debt principal	306,201	189,828
Debt Denominated In Foreign Currencies | 1.40% - 2.15% U.S. dollar notes due 2017 - 2020
Debt Instrument [Line Items]
Total long-term debt principal	166,338
Debt Denominated In Foreign Currencies | Swiss Franc Bonds
Debt Instrument [Line Items]
Total long-term debt principal		73,568
Debt Denominated In Foreign Currencies | 2.27% (weighted average) U.S. dollar loans due 2013 - 2032
Debt Instrument [Line Items]
Total long-term debt principal	16,004	15,352
Debt Denominated In Foreign Currencies | 0.65% (weighted average) U.S. dollar floating rate loans due 2013 - 2027
Debt Instrument [Line Items]
Total long-term debt principal	92,242	70,850
Debt Denominated In Foreign Currencies | 17.37% (weighted average) South African Rand loans due 2018
Debt Instrument [Line Items]
Total long-term debt principal	12,193	12,309
Debt Denominated In Foreign Currencies | Other loans due 2013 - 2028
Debt Instrument [Line Items]
Total long-term debt principal	¥ 19,424	¥ 17,749